Filed with the U.S. Securities and Exchange Commission on February 7, 2020
1933 Act Registration File No. 333- 226989
1940 Act File No. 811- 23373
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	7	[	X	]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No.	9	[	X	]
(Check appropriate box or boxes.)

NORTH SQUARE INVESTMENTS TRUST
(Exact Name of Registrant as Specified in Charter)
10 South LaSalle Street, Suite 1925
Chicago IL 60603
(Address of Principal Executive Offices, including Zip Code)
Registrant’s Telephone Number, including Area Code: (312) 857-2160

Alan E. Molotsky, Esq.
North Square Investments Trust
10 South LaSalle Street, Suite 1925
Chicago IL 60603
(Name and Address of Agent for Service)
Copy to:

Robert M. Kurucza, Esq.
Seward & Kissel LLP
901 K Street
Washington, DC 20001

It is proposed that this filing will become effective (check appropriate box)

[		]	immediately upon filing pursuant to paragraph (b)
[	X	]	On February 24, 2020 pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[	X	]	This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

EXPLANATORY NOTE
Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 5 (the “Amendment”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended on November 27, 2019, and pursuant to Rule 485(a)(2) would have become effective on Monday, February 10, 2020.

This Post-Effective Amendment No. 7 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating February 24, 2020, as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 7 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 7 to the Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Chicago in the State of Illinois, on the 7th day of February 2020.

North Square Investments Trust

By: /s/ Mark D. Goodwin
Mark D. Goodwin, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Mark D. Goodwin	President, Principal Executive	February 7, 2020
Mark D. Goodwin	Officer and Trustee

David B. Boon*	Trustee	February 7, 2020
David B. Boon

Donald J. Herrema*	Trustee	February 7, 2020
Donald J. Herrema

Catherine A. Zaharis*	Trustee	February 7, 2020
Catherine A. Zaharis

/s/ Alan E. Molotsky	Treasurer and Principal Financial	February 7, 2020
Alan E. Molotsky	and Accounting Officer

By: /s/ Mark D. Goodwin
Mark D. Goodwin Attorney-in-Fact (Pursuant to Powers of Attorney)